Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Deductible VAT	359,915	8,635	1,252
Rental deposits	54,824	68,204	9,889
Interest receivables	15,992	49,491	7,175
Others	31,112	44,006	6,380
Total	461,843	170,336	24,696